ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,652,890	$ 1,755,351
Amounts due from affiliated companies	384	765
Prepaid expenses and other current assets	109,330	85,798
Total current assets	1,868,746	2,008,823
Deferred tax assets	4,029	6,376
Total assets	8,883,690	9,020,967	$ 9,488,422
Current liabilities:
Accrued expenses and other current liabilities	935,483	983,865
Income tax payable	11,913	14,164
Amount due to an affiliated company	1,548	1,668
Total current liabilities	1,021,883	1,116,250
Other long-term liabilities	30,520	29,213
Total liabilities	8,063,805	7,182,896
Shareholders' equity
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,423,370,314 and 1,430,965,312 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 33,177,628 and 25,582,630 shares, respectively	(132,856)	(121,028)
Additional paid-in capital	3,238,600	3,207,312
Accumulated other comprehensive losses	(76,008)	(11,332)
Accumulated losses	(2,799,555)	(1,987,396)
Total shareholders' equity	244,746	1,102,121
Total liabilities and shareholders' equity	8,883,690	9,020,967
Parent Company [Member]
Current assets:
Cash and cash equivalents	4,069	36,213
Amounts due from affiliated companies	201,303	150,651
Prepaid expenses and other current assets	9,467	4,044
Total current assets	214,839	190,908
Investments in subsidiaries	1,338,568	1,917,223
Deferred tax assets	3,314	6,015
Total assets	1,556,721	2,114,146
Current liabilities:
Accrued expenses and other current liabilities	17,440	20,488
Income tax payable	931	931
Amount due to an affiliated company	249,215	174,989
Total current liabilities	267,586	196,408
Other long-term liabilities	1,512	3,419
Advances from affiliated companies	1,042,877	812,198
Total liabilities	1,311,975	1,012,025
Shareholders' equity
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,423,370,314 and 1,430,965,312 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 33,177,628 and 25,582,630 shares, respectively	(132,856)	(121,028)
Additional paid-in capital	3,238,600	3,207,312
Accumulated other comprehensive losses	(76,008)	(11,332)
Accumulated losses	(2,799,555)	(1,987,396)
Total shareholders' equity	244,746	1,102,121
Total liabilities and shareholders' equity	$ 1,556,721	$ 2,114,146